Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign pre-tax income
	Years Ended December 31,
$ in thousands	2021 (As Restated)	2020
Domestic	$(136,753)	$(7,437)
Foreign	(653)	—
Total loss before tax	$(137,406)	$(7,437)

Schedule of effective income tax rate reconciliation
	Years Ended December 31,
$ in thousands	2021 (As Restated)		2020
U.S. federal statutory income tax rate	$(28,855)	21.0%	$(1,562)	21.0%
State taxes, net of federal benefit	(3,590)	2.6%	(75)	1.0%
SAFE instruments remeasurement	18,250	(13.3)%	—	—%
Warrant liability remeasurement	1,397	(1.0)%	—	—%
Transaction costs	(1,531)	1.1%	—	—%
Valuation allowance	14,531	(10.6)%	1,770	(23.8)%
Other	(200)	0.2%	(133)	1.8%
Income tax expense	$2	—%	$—	—%

Schedule of deferred tax assets and liabilities
	Years Ended December 31,
$ in thousands	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$19,816	$5,605
Stock compensation	1,705	158
Operating lease liability	4,896	171
Other	1,619	606
Gross deferred tax assets	28,036	6,540
Less: Valuation allowance	(21,238)	(6,258)
Net deferred tax assets	6,798	282
Deferred tax liabilities:
Depreciation and amortization	(887)	(111)
Right of use asset	(4,824)	(171)
Other	(1,087)	—
Net deferred income taxes	$—	$—